Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization	Reverse Recapitalization
On June 9, 2021, Mako Merger Sub merged with Legacy Nautilus, with Legacy Nautilus surviving as the surviving company and as a wholly-owned subsidiary of ARYA.
As a result of the Business Combination, Legacy Nautilus equity holders received an aggregate number of shares of New Nautilus Common Stock equal to (i) $900.0 million plus $24.3 million, which reflects the aggregate exercise price of all stock options (whether vested or unvested) of Legacy Nautilus at the consummation of the Business Combination, divided by (ii) $10.00 giving effect to the exchange ratio of approximately 3.6281 (“Exchange Ratio”) based on the terms of the Business Combination Agreement. For purposes of calculating the aggregate number of New Nautilus Common Stock issuable to each holder of Legacy Nautilus Common Stock pursuant to the Business Combination Agreement, all Legacy Nautilus Common Stock held by such holder was aggregated, and the Exchange Ratio was applied to that aggregate number of shares held by such holder, and not on a share-by-share basis, and the number of New Nautilus Common Stock issued was rounded down to the nearest whole share. At the Closing Date, (i) an aggregate of 18,721,137 shares of Class A and Class B ordinary shares of ARYA were exchanged for an equivalent number of Common Stock, (ii) an aggregate of 85,324,118 shares of Common Stock were issued in exchange for the shares of Nautilus outstanding as of immediately prior to the Business Combination and (iii) an aggregate of 20,000,000 shares of Common stock were issued to the PIPE Investors in the PIPE Financing with total gross proceeds of $200.0 million. Moreover, at the Closing, all options to purchase shares of Nautilus were exchanged for comparable options to purchase shares of Common Stock based on an implied Legacy Nautilus equity value of $900.0 million. Immediately after giving effect to the transactions, there were 124,045,255 shares of Common Stock outstanding and 7,106,767 shares of Common Stock subject to outstanding options under the 2017 Plan.
The Business Combination is accounted for as a reverse recapitalization under U.S. GAAP. This determination is primarily based on Legacy Nautilus stockholders comprising a relative majority of the voting power of Nautilus and having the ability to nominate the members of the Board, Legacy Nautilus’s operations prior to the acquisition comprising the only ongoing operations of Nautilus, and Legacy Nautilus’s senior management comprising a majority of the senior management of Nautilus. Under this method of accounting, ARYA is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Nautilus represent a continuation of the financial statements of Legacy Nautilus with the Business Combination being treated as the equivalent of Nautilus issuing stock for the net assets of ARYA, accompanied by a recapitalization. The net assets of ARYA are stated at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are presented as those of Nautilus. All periods prior to the Business Combination have been retrospectively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization.
In connection with the Business Combination, the Company raised $335.4 million of net proceeds. This amount was comprised of $135.4 million of cash held in ARYA’s trust account from its initial public offering, net of ARYA’s transaction costs and underwriters’ fees of $10.1 million, and $200.0 million of cash in connection with the PIPE Financing. The Company incurred $8.1 million of transaction costs, consisting of banking, legal, and other professional fees which were recorded as a reduction to additional paid-in capital.
The number of shares of Common Stock issued immediately following the consummation of the Business Combination was:

Number of shares
Common Stock of ARYA outstanding prior to the Business Combination	19,186,500
Less redemption of ARYA shares	(465,363)
Common Stock of ARYA	18,721,137
Shares issued in PIPE Financing	20,000,000
Business Combination and PIPE Financing shares	38,721,137
Legacy Nautilus shares	85,324,118
Total shares of Common Stock immediately after the Business Combination	124,045,255